CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues		$ 519,098	$ 924,349	$ 679,008
Cost of revenues:
Total cost of revenues		(473,888)	(894,723)	(576,827)
Gross profit		45,210	29,626	102,181
Operating expenses:
Research and development expenses (including related parties amounts of US$63,011, US$107,669 and US$135,334 for the years ended December 31, 2025, 2024 and 2023, respectively)		(170,960)	(274,801)	(368,729)
Selling and marketing expenses (including related parties amounts of US$20,125, US$52,636 and US$40,531 for the years ended December 31, 2025, 2024 and 2023, respectively)		(148,261)	(322,310)	(328,935)
General and administrative expenses (including related parties amounts of US$4,227, US$10,873 and US$13,085 for the years ended December 31, 2025, 2024 and 2023, respectively)		(135,850)	(227,475)	(144,533)
Other operating income		38,463	8,638	4,077
Impairment of long-lived assets		(51,800)	0	0
Total operating expenses		(468,408)	(815,948)	(838,120)
Operating loss		(423,198)	(786,322)	(735,939)
Interest expenses (including related parties amounts of US$39,109, US$19,504 and nil for the years ended December 31, 2025, 2024 and 2023, respectively)		(63,338)	(58,218)	(10,200)
Interest income (including related parties amounts of US$20,725, US$13,661 and US$122 for the years ended December 31, 2025, 2024 and 2023, respectively)		28,143	22,289	9,204
Investment income (loss), net		10,740	14,232	(1,162)
Foreign currency exchange gains (losses), net		25,709	(11,664)	42
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk		(28,319)	(285,423)	(10,039)
Loss before income taxes and share of results of equity method investments		(450,263)	(1,105,106)	(748,094)
Income tax expense		(15,946)	(2,012)	(1,113)
Share of results of equity method investments		1,987	(171)	(1,048)
Net loss		(464,222)	(1,107,289)	(750,255)
Less: Net loss attributable to noncontrolling interests		(2)	(2,364)	(8,254)
Net loss attributable to ordinary shareholders		(464,220)	(1,104,925)	(742,001)
Accretion of redeemable convertible preferred shares		0	(2,979)	(15,121)
Net loss available to ordinary shareholders		$ (464,220)	$ (1,107,904)	$ (757,122)
Loss per ordinary share - Basic	[1]	$ (0.72)	$ (1.72)	$ (1.6)
Loss per ordinary share - Diluted	[1]	$ (0.72)	$ (1.72)	$ (1.60)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Basic	[1]	648,535,169	645,227,356	474,621,603
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - Diluted		648,535,169	645,227,356	474,621,603
Other comprehensive (loss) income:
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes		$ 13,875	$ 13,547	$ (8,650)
Foreign currency translation adjustment, net of nil income taxes		(29,222)	16,351	16,210
Total other comprehensive (loss) income		(15,347)	29,898	7,560
Total comprehensive loss		(479,569)	(1,077,391)	(742,695)
Less: Total comprehensive loss attributable to noncontrolling interests		(2)	(2,364)	(8,254)
Total comprehensive loss attributable to ordinary shareholders		(479,567)	(1,075,027)	(734,441)
Goods
Revenues:
Total revenues		462,802	891,061	660,158
Cost of revenues:
Total cost of revenues		(430,031)	(867,061)	(564,741)
Service
Revenues:
Total revenues		56,296	33,288	18,850
Cost of revenues:
Total cost of revenues		$ (43,857)	$ (27,662)	$ (12,086)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.